INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAXES
Schedule of current and deferred components of the income tax expense

	Years ended December 31,
	2020	2021	2022
Current tax expenses	649	2,509	39
Deferred tax benefits	(2,084)	337	790
	(1,435)	2,846	829

Schedule of principle components of deferred tax assets and deferred tax liabilities

	Years ended December 31,
	2021	2022
Deferred tax assets
Accrued expenses	1,267	720
Net operating loss carry-forwards	7,778	6,276
Operating lease liabilities	4,856	3,934
Inventory write-down	19	68
Allowance for doubtful accounts receivables and other receivables	899	11,980
Total deferred tax assets	14,819	22,978
Less: valuation allowance	(2,440)	(13,741)
Total deferred tax assets, net	12,379	9,237

Deferred tax liabilities
Acquired intangible assets, net	1,755	959
Operating lease right-of-use assets	4,717	3,699
Total deferred tax liabilities	6,472	4,658
Deferred income tax assets, net	7,662	5,538
Deferred tax liabilities, net	1,755	959

Schedule of valuation allowances of deferred tax assets

	Years ended December 31
	2021	2022

Balance as of beginning of year	1,631	2,440
Additions of valuation allowance	644	11,750
Foreign currency translation adjustments	165	(449)
Balance as of end of year	2,440	13,741

Schedule of (loss) before provision for income taxes is attributable to the following geographic locations

	Years ended December 31
	2021	2022

PRC	(14,716)	(49,574)
Jurisdictions other than PRC	(2,008)	(28,785)
Total (loss) before income taxes	(16,724)	(78,359)

Schedule of reconciliation of the effective tax rate and statutory tax rate

	Years ended December 31,
	2020	2021	2022
(Loss) before income tax	(28,081)	(16,724)	(78,359)
Income tax expense computed at an applicable tax rate of 25%	(7,020)	(4,093)	(19,592)
Impairment loss of goodwill	2,114	—	4,789
Non-deductible expense from transfer from discontinued operations	—	—	2,395
Permanent differences	866	5,616	(134)
Effect of income tax rate difference in other jurisdictions	1,202	679	1,621
Change in valuation allowance	1,403	644	11,750
	(1,435)	2,846	829